share-based compensation - TELUS International (Cda) Inc. share options (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2025 EquityInstruments Options $ / shares $ / shares	Jun. 30, 2025 EquityInstruments Options $ / shares	Jun. 30, 2024 Options EquityInstruments $ / shares	Jun. 30, 2025 EquityInstruments Options $ / shares $ / shares	Jun. 30, 2025 EquityInstruments Options $ / shares	Jun. 30, 2024 Options EquityInstruments $ / shares	Jun. 30, 2024 EquityInstruments $ / shares
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	5,352,728	5,352,728		5,352,728	5,352,728
Weighted average share price of options outstanding, beginning of period		$ 6.53			$ 6.53
Number of share options forfeited | Options			(83,279)	(83,279)	(83,279)
Weighted average share price of options forfeited		$ 3.69			$ 3.69
Number of share options outstanding, end of period | Options	5,269,449	5,269,449		5,269,449	5,269,449
Weighted average share price of options outstanding, end of period		$ 6.57			$ 6.57
Number of options exercisable | Options	2,452,934	2,452,934		2,452,934	2,452,934
Weighted average share option price, exercisable	$ 9.89	$ 9.89		$ 9.89	$ 9.89
TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Number of share options outstanding, end of period | Options			2,816,515			2,816,515
Number of options exercisable | Options	2,096,582	2,096,582		2,096,582	2,096,582
TELUS International (Cda) Inc. subordinated voting share options - priced at US$25.00 share-based compensation
Weighted average share option price, exercisable	$ 25	$ 25		$ 25	$ 25
Weighted average remaining contractual life (years)				5 years 8 months 12 days	5 years 8 months 12 days
TELUS Corporation share options
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	1,474,001	1,474,001		1,519,501	1,519,501
Weighted average share price of options outstanding, beginning of period	$ 22.47			$ 22.45
Number of share options exercised | EquityInstruments	11,455	11,455				25,555
Number of share options forfeited | EquityInstruments	(23,750)	(23,750)		(55,150)	(55,150)
Weighted average share price of options exercised	$ 21.19			$ 21.19
Weighted average share price of options forfeited	$ 22.85			$ 22.43
Number of share options outstanding, end of period | EquityInstruments	1,438,796	1,438,796		1,438,796	1,438,796
Weighted average share price of options outstanding, end of period	$ 22.47			$ 22.47
Number of options exercisable | EquityInstruments			1,438,796			1,438,796	1,438,796
Weighted average share option price, exercisable			$ 22.47			$ 22.47
Weighted average share option price, exercisable		$ 22.12			$ 22.24
Weighted average remaining contractual life (years)				2 years	2 years
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%		0.00%	0.00%
Option price							$ 3.69
Minimum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price	$ 4.87	$ 4.87		$ 4.87	$ 4.87
Minimum | TELUS Corporation share options
share-based compensation
Weighted average remaining contractual life (years)				1 year 8 months 12 days	1 year 8 months 12 days
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period				10 years	10 years
Variable payout (as a percent)	100.00%	100.00%		100.00%	100.00%
Maximum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price	$ 8.95	$ 8.95		$ 8.95	$ 8.95
Weighted average remaining contractual life (years)				9 years 2 months 12 days	9 years 2 months 12 days